Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Lessor Disclosure [Abstract]
Finance leases, net selling loss	$ 9	$ 297